Loans and advances to credit institutions - Restricted assets (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial instruments received as collateral	$ 123,940	$ 68,252
Financial instruments in connection with derivative transactions in organized markets
Financial assets
Financial assets pledged as collateral	6,530	6,261
Financial instrument in connection with OTC derivative transactions | Loans and advances - Credit institutions | Financial assets at amortized cost category
Financial assets
Financial assets pledged as collateral	14,585	13,234
Financial instruments in connection with repurchase agreement transactions | Loans and advances - Credit institutions | Financial assets designated at fair value through profit or loss
Financial assets
Financial instruments received as collateral	$ 102,431	$ 58,235